Carve-Out Statements of Operations - BigToken Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 1,146,000	$ 2,242,000	$ 3,228,000	$ 2,725,000
Cost of revenues	491,000	1,013,000	1,613,000	1,605,000
Gross profit	655,000	1,229,000	1,615,000	1,120,000
Operating expenses
Employee related costs	3,630,000	6,322,000	8,123,000	5,470,000
Marketing and selling expenses	725,000	2,144,000	2,515,000	514,000
Platform costs	844,000	812,000	1,251,000	533,000
Depreciation and amortization	714,000	631,000	929,000	379,000
General and administrative expenses	1,593,000	3,590,000	4,778,000	3,140,000
Total operating expenses	7,506,000	13,499,000	17,596,000	10,036,000
Loss from operations	(6,851,000)	(12,270,000)	(15,981,000)	(8,916,000)
Other income (expense):
Financing costs	(3,624,000)	(677,000)	(694,000)	(4,346,000)
Interest income		8,000	8,000	34,000
Gain (loss) on sale of assets
Change in fair value of derivative liabilities	218,000	1,342,000	1,000,000	5,252,000
Realized gain on marketable securities	333,000	50,000	50,000	23,000
Unrealized loss on marketable securities		(6,000)	(6,000)	(3,000)
Exchange Gain (loss)		19,000	19,000	(15,000)
Total other income (expense)	(3,073,000)	736,000	377,000	945,000
Loss before provision for income taxes	(9,924,000)	(11,534,000)	(15,604,000)	(7,971,000)
Provision for income tax benefit				2,510,000
Net loss	$ (9,924,000)	$ (11,534,000)	$ (15,604,000)	$ (5,461,000)